GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Termination of Charters) (Details) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2010 vessels	Sep. 30, 2010 USD ($) vessels	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Gain (Loss) on Disposition of Assets [Abstract]
Term of time charter	5 years
Daily charter rate of drybulk carriers with terminated charters		$ 14
Number of drybulk carriers with charter agreement terminated | vessels	4	4
Total compensation received on termination of charters			$ 0	$ 25,315	$ 0